ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2019	2018
		Restated
Accounts payable trade	$458.9	$306.0
Accrued liabilities	400.2	343.7
Amount due to related parties (Note 32)	2.2	7.3
Current portion of royalty obligations	10.9	9.9
	$872.2	$666.9